Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 1, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Conestoga Funds

(1933 Act Registration No. 333-90720)

(1940 Act Registration No. 811-21120)

Ladies and Gentlemen:

On behalf of Conestoga Funds (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that the prospectuses and statements of additional information dated February 1, 2011 for the Trust that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectuses and statements of additional information dated February 1, 2011 contained in the Trust's Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on January 28, 2011.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2883.

Very truly yours,

/s/ Lisa K. Whittaker

Lisa K. Whittaker

Cc: Joshua B. Deringer